Expenses by nature	12 Months Ended
Sep. 30, 2024
Expenses by nature [abstract]
Expenses by nature [Text Block]

19. Expenses by nature

The following table presents a breakdown of expenses by nature for the following periods:

	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022

Employee benefits	$4,670,646	$3,011,923	$4,883,062
Advertising and promotion	60,823	19,090	1,352,750
Consulting fees	1,294,949	2,743,272	1,315,917
Professional fees	967,938	940,667	1,028,240
Travel and conferences	385,759	804,481	518,140
R&D consulting and material costs, net	774,261	556,013	420,378
Depreciation and amortization	1,277,911	952,508	326,491
Impairment of intangible assets	-	1,174,354	-
Impairment of inventory	113,283	-	-
Other expenses	434,682	691,566	266,822
Insurance	690,014	716,931	236,150
Transfer agent and listing fees	151,854	120,690	94,885
Royalty and license costs	-	305,918	-
Total expenses	10,822,120	12,037,413	10,442,835
Allocation to cost of sales:
Employee benefits	(536,245)	(123,803)	(166,706)
Total operating expenses	$10,285,875	$11,913,610	$10,276,129